UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      CFO
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 15, 2003
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   34
                                                     ------------

Form 13F Information Table Value Total:              $  157,025
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                          FORM 13F INFORMATION TABLE
                                            VALUE       SHARES/     SH/PUT/INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASSCUSIP NO (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE      SHARED     NONE
Allete                  COM      018522102 3434985      125456      SH      SOLE          125456       0         0
Apogent Technologie     COM      03760A101 1446412       69339      SH      SOLE          69339        0         0
Boston Properties       COM      101121101 5387063      123926      SH      SOLE          123926       0         0
Brinks Company          COM      109696104 4054845      233574      SH      SOLE          233574       0         0
Burlington Resource     COM      122014103 6363316      132019      SH      SOLE          132019       0         0
Centurytel              COM      156700106 6908002      203836      SH      SOLE          203836       0         0
Charles River Labs      COM      159864107 2216248       72214      SH      SOLE          72214        0         0
Edward Lifesciences     COM      28176E108 6060937      223816      SH      SOLE          223816       0         0
Gap (The)               COM      364760108 3953128      230907      SH      SOLE          230907       0         0
Grant Prideco           COM      38821G101 3302069      324050      SH      SOLE          324050       0         0
HCC Insurance Holdi     COM      404132102 6140038      211143      SH      SOLE          211143       0         0
Hillenbrand Industr     COM      431573104 3805416       67448      SH      SOLE          67448        0         0
IDEX Corporation        COM      45167R104 3788266      103959      SH      SOLE          103959       0         0
Jacobs Engineering      COM      469814107 7176041      159114      SH      SOLE          159114       0         0
Jones Apparel           COM      480074103 3549518      118594      SH      SOLE          118594       0         0
Kinder Morgan Energ     COM      494550106 1606027       37524      SH      SOLE          37524        0         0
Kinder Morgan Manag     COM      49455U100 5772856      151241      SH      SOLE          151241       0         0
Kroger                  COM      501044101 4289979      240066      SH      SOLE          240066       0         0
La Quinta Corp          COM      50419U202 4926983      790848      SH      SOLE          790848       0         0
New York Times          COM      650111107 4251083       97816      SH      SOLE          97816        0         0
PMI Group               COM      69344M101 5656331      167595      SH      SOLE          167595       0         0
PartnerRe               COM      G6852T105 7183638      141773      SH      SOLE          141773       0         0
Pep Boys                COM      713278109 4710090      307849      SH      SOLE          307849       0         0
Pioneer Natural Res     COM      723787107 5307315      208457      SH      SOLE          208457       0         0
Prentiss Properties     COM      740706106 4461427      143917      SH      SOLE          143917       0         0
Principal Financial     COM      74251V102 3924016      126622      SH      SOLE          126622       0         0
Roper Industries        COM      776696106 2950600       67752      SH      SOLE          67752        0         0
Ross Stores             COM      778296103 4260577       91902      SH      SOLE          91902        0         0
Southtrust              COM      844730101 5775311      196506      SH      SOLE          196506       0         0
Southwest Airlines      COM      844741108 5495549      310483      SH      SOLE          310483       0         0
Tektronix               COM      879131100 5082214      205342      SH      SOLE          205342       0         0
Union Pacific           COM      907818108 5305918       91214      SH      SOLE          91214        0         0
Varian Medical Syst     COM      92220P105 4271051       74305      SH      SOLE          74305        0         0
Zebra Technnologies     COM      989207105 4208138       81600      SH      SOLE          81600        0         0

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